Other Non-current Assets (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 30, 2009 item	Jun. 30, 2013	Dec. 31, 2012
Other Non-current Assets
Fair value of swaps		$ 4,324,000	$ 2,908,000
Other non-current assets		1,031,000	1,176,000
Total		40,176,000	37,983,000
Accounts Receivable, Net, Current		10,669,000	3,741,000
ZIM
Other Non-current Assets
Notes receivable		34,821,000	33,899,000
Number of charterers whose charterparties were revised	1
Number of vessels whose charterparties were revised	6
Reduction in cash settlement (as a percent)		17.50%	17.50%
Accrued interest rate on CENs (as a percent)		6.00%
Accounts Receivable, Net, Current		4,400,000
Aggregate Outstanding Receivable of ZIM		$ 39,200,000